Shareholder Report, Line Graph (Details) - USD ($)	Sep. 20, 2018	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
C000204524
Account Value [Line Items]
Line Graph and Table Measure Name	Vesper U.S. Large Cap Short-Term Reversal Strategy ETF (NAV)
Account Value	$ 10,000	$ 17,486	$ 13,691	$ 13,845	$ 16,813	$ 12,642	$ 10,301
Vesper U.S. Large Cap Short-Term Reversal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Vesper U.S. Large Cap Short-Term Reversal Index
Account Value	$ 10,000	19,041	14,701	14,671	17,583	13,069	10,502
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 21,303	$ 16,756	$ 14,452	$ 16,280	$ 12,411	$ 10,179